DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives designated as hedging instruments [Member] | Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses		$ 100
Other account payables and accrued expenses	$ 163
Other comprehensive income (loss)	(163)	100
Derivatives not designated as hedging instruments [Member] | Foreign exchange forward contracts and other derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses	138	26
Other account payables and accrued expenses	$ 395	$ 139